Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.1%
Security	Shares	Value
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(1)	1,131	$ 353,867
Boeing Co.(1)(2)	9,288	1,792,491
Huntington Ingalls Industries, Inc.(2)	953	277,771
Northrop Grumman Corp.(2)	6,565	3,142,403
RTX Corp.(2)	7,449	726,501
Textron, Inc.(2)	11,648	1,117,393
		$ 7,410,426
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	4,494	$ 342,173
		$ 342,173
Automobile Components — 0.1%
Lear Corp.(2)	1,734	$ 251,222
		$ 251,222
Automobiles — 0.9%
Tesla, Inc.(1)(2)	21,730	$ 3,819,917
		$ 3,819,917
Banks — 3.8%
Bank of America Corp.(2)	86,352	$ 3,274,468
Fifth Third Bancorp(2)	57,446	2,137,566
JPMorgan Chase & Co.(2)	40,422	8,096,526
KeyCorp(2)	50,596	799,923
M&T Bank Corp.(2)	4,618	671,642
PNC Financial Services Group, Inc.(2)	11,331	1,831,089
		$ 16,811,214
Beverages — 1.7%
Coca-Cola Co.(2)	52,523	$ 3,213,357
PepsiCo, Inc.(2)	25,189	4,408,327
		$ 7,621,684
Biotechnology — 2.3%
AbbVie, Inc.(2)	19,355	$ 3,524,545
Amgen, Inc.(2)	13,423	3,816,427
Gilead Sciences, Inc.(2)	27,095	1,984,709
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	773,319
		$ 10,099,000
Security	Shares	Value
Broadline Retail — 4.3%
Amazon.com, Inc.(1)(2)	104,412	$ 18,833,837
		$ 18,833,837
Building Products — 0.3%
Carrier Global Corp.(2)	1,693	$ 98,414
Johnson Controls International PLC	11,083	723,942
Trane Technologies PLC(2)	1,269	380,954
		$ 1,203,310
Capital Markets — 1.5%
Charles Schwab Corp.(2)	11,753	$ 850,212
S&P Global, Inc.(2)	9,075	3,860,959
State Street Corp.(2)	26,539	2,051,995
		$ 6,763,166
Chemicals — 1.9%
AdvanSix, Inc.(2)	1,530	$ 43,758
Corteva, Inc.(2)	26,850	1,548,440
Dow, Inc.(2)	14,210	823,185
Eastman Chemical Co.(2)	4,673	468,328
Ingevity Corp.(1)(2)	2,787	132,940
Linde PLC(2)	1,299	603,152
LyondellBasell Industries NV, Class A(2)	13,836	1,415,146
Sherwin-Williams Co.(2)	10,086	3,503,170
		$ 8,538,119
Commercial Services & Supplies — 0.3%
Waste Management, Inc.(2)	6,763	$ 1,441,534
		$ 1,441,534
Communications Equipment — 0.9%
Cisco Systems, Inc.(2)	76,799	$ 3,833,038
		$ 3,833,038
Construction & Engineering — 0.3%
Quanta Services, Inc.(2)	4,232	$ 1,099,474
		$ 1,099,474
Construction Materials — 0.3%
Vulcan Materials Co.(2)	5,482	$ 1,496,147
		$ 1,496,147
Consumer Finance — 1.5%
American Express Co.(2)	15,609	$ 3,554,013

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Discover Financial Services(2)	23,862	$ 3,128,070
		$ 6,682,083
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.(2)	2,717	$ 1,990,556
Dollar General Corp.	839	130,934
Dollar Tree, Inc.(1)(2)	15,870	2,113,091
Sysco Corp.(2)	2,500	202,950
Walgreens Boots Alliance, Inc.	18,315	397,252
Walmart, Inc.(2)	16,530	994,610
		$ 5,829,393
Containers & Packaging — 0.7%
Avery Dennison Corp.(2)	12,781	$ 2,853,358
		$ 2,853,358
Distributors — 0.3%
Genuine Parts Co.(2)	8,899	$ 1,378,722
		$ 1,378,722
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	22,160	$ 390,016
		$ 390,016
Electric Utilities — 0.6%
Edison International(2)	20,090	$ 1,420,966
Pinnacle West Capital Corp.(2)	7,168	535,664
Xcel Energy, Inc.(2)	12,009	645,484
		$ 2,602,114
Electrical Equipment — 0.8%
Emerson Electric Co.(2)	29,270	$ 3,319,803
		$ 3,319,803
Entertainment — 1.7%
Netflix, Inc.(1)(2)	5,349	$ 3,248,608
Walt Disney Co.(2)	33,734	4,127,692
		$ 7,376,300
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(1)(2)	22,253	$ 9,357,832
Fidelity National Information Services, Inc.(2)	25,140	1,864,885
Mastercard, Inc., Class A(2)	12,817	6,172,283
Visa, Inc., Class A(2)	13,804	3,852,420
		$ 21,247,420
Security	Shares	Value
Food Products — 1.1%
Mondelez International, Inc., Class A(2)	44,414	$ 3,108,980
Tyson Foods, Inc., Class A(2)	28,696	1,685,316
		$ 4,794,296
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd.(2)	11,700	$ 1,031,589
J.B. Hunt Transport Services, Inc.(2)	2,663	530,603
Norfolk Southern Corp.(2)	11,072	2,821,920
		$ 4,384,112
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories(2)	37,624	$ 4,276,344
Baxter International, Inc.(2)	26,799	1,145,389
Stryker Corp.(2)	10,735	3,841,735
Zimmer Biomet Holdings, Inc.(2)	3,848	507,859
		$ 9,771,327
Health Care Providers & Services — 2.2%
CVS Health Corp.(2)	39,004	$ 3,110,959
UnitedHealth Group, Inc.(2)	13,646	6,750,676
		$ 9,861,635
Health Care REITs — 0.1%
Ventas, Inc.(2)	6,472	$ 281,791
		$ 281,791
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(2)	870	$ 3,156,255
Carnival Corp.(1)	17,181	280,737
Chipotle Mexican Grill, Inc.(1)(2)	374	1,087,132
Marriott International, Inc., Class A(2)	6,415	1,618,569
Marriott Vacations Worldwide Corp.(2)	2,064	222,355
McDonald's Corp.(2)	13,981	3,941,943
Travel & Leisure Co.(2)	9,305	455,573
		$ 10,762,564
Household Durables — 0.7%
Lennar Corp., Class A(2)	18,642	$ 3,206,051
		$ 3,206,051
Household Products — 1.3%
Clorox Co.(2)	6,843	$ 1,047,732
Kimberly-Clark Corp.(2)	11,708	1,514,430
Procter & Gamble Co.(2)	18,330	2,974,042
		$ 5,536,204

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates — 0.9%
3M Co.(2)	3,258	$ 345,576
Honeywell International, Inc.(2)	17,701	3,633,130
		$ 3,978,706
Industrial REITs — 0.6%
ProLogis, Inc.(2)	21,887	$ 2,850,125
		$ 2,850,125
Insurance — 2.5%
Allstate Corp.(2)	15,993	$ 2,766,949
Chubb Ltd.(2)	2,741	710,275
Cincinnati Financial Corp.(2)	18,022	2,237,792
Marsh & McLennan Cos., Inc.(2)	16,106	3,317,514
Principal Financial Group, Inc.(2)	5,042	435,175
Prudential Financial, Inc.(2)	5,899	692,543
Travelers Cos., Inc.(2)	3,902	898,006
		$ 11,058,254
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A(1)(2)	69,140	$ 10,435,300
Alphabet, Inc., Class C(1)(2)	57,581	8,767,283
Meta Platforms, Inc., Class A(2)	19,763	9,596,518
		$ 28,799,101
IT Services — 0.7%
Accenture PLC, Class A(2)	1,744	$ 604,488
VeriSign, Inc.(1)(2)	11,895	2,254,221
		$ 2,858,709
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.(2)	8,375	$ 4,867,634
		$ 4,867,634
Machinery — 1.5%
Caterpillar, Inc.(2)	3,626	$ 1,328,675
Ingersoll Rand, Inc.(2)	9,136	867,463
PACCAR, Inc.(2)	5,229	647,821
Snap-on, Inc.(2)	6,380	1,889,884
Stanley Black & Decker, Inc.(2)	12,924	1,265,647
Westinghouse Air Brake Technologies Corp.(2)	4,982	725,778
		$ 6,725,268
Media — 0.7%
Comcast Corp., Class A(2)	74,449	$ 3,227,364
		$ 3,227,364
Security	Shares	Value
Multi-Utilities — 1.7%
CenterPoint Energy, Inc.(2)	15,255	$ 434,615
CMS Energy Corp.(2)	38,452	2,320,194
DTE Energy Co.(2)	10,342	1,159,752
NiSource, Inc.(2)	49,999	1,382,972
Public Service Enterprise Group, Inc.(2)	30,431	2,032,182
		$ 7,329,715
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.(2)	20,053	$ 3,163,160
Diamondback Energy, Inc.(2)	15,541	3,079,760
DT Midstream, Inc.(2)	5,171	315,948
EOG Resources, Inc.(2)	14,121	1,805,229
Exxon Mobil Corp.(2)	20,208	2,348,978
Marathon Petroleum Corp.(2)	17,046	3,434,769
Phillips 66(2)	16,658	2,720,918
Pioneer Natural Resources Co.(2)	2,103	552,037
Valero Energy Corp.(2)	1,819	310,485
		$ 17,731,284
Passenger Airlines — 0.2%
Southwest Airlines Co.(2)	27,333	$ 797,850
		$ 797,850
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A(2)	3,326	$ 512,703
		$ 512,703
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.(2)	41,044	$ 2,225,816
Eli Lilly & Co.(2)	5,238	4,074,954
Johnson & Johnson(2)	35,921	5,682,343
Merck & Co., Inc.(2)	38,958	5,140,508
Pfizer, Inc.(2)	64,933	1,801,891
		$ 18,925,512
Professional Services — 0.4%
Dayforce, Inc.(1)(2)	4,805	$ 318,139
ManpowerGroup, Inc.(2)	1,193	92,625
Robert Half, Inc.(2)	13,637	1,081,141
Verisk Analytics, Inc.	1,172	276,276
		$ 1,768,181
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 793,284
		$ 793,284

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.4%
AvalonBay Communities, Inc.(2)	9,432	$ 1,750,202
		$ 1,750,202
Retail REITs — 0.6%
Simon Property Group, Inc.(2)	17,320	$ 2,710,407
		$ 2,710,407
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.(1)(2)	22,021	$ 3,974,570
Analog Devices, Inc.(2)	15,118	2,990,189
Applied Materials, Inc.(2)	15,313	3,158,000
Broadcom, Inc.(2)	6,347	8,412,377
Enphase Energy, Inc.(1)	2,925	353,867
NVIDIA Corp.(2)	27,727	25,053,008
ON Semiconductor Corp.(1)(2)	19,247	1,415,617
QUALCOMM, Inc.(2)	10,178	1,723,135
Teradyne, Inc.(2)	16,574	1,870,045
		$ 48,950,808
Software — 10.2%
Adobe, Inc.(1)(2)	7,747	$ 3,909,136
Intuit, Inc.(2)	2,130	1,384,500
Microsoft Corp.(2)	80,887	34,030,779
Oracle Corp.(2)	29,049	3,648,845
Salesforce, Inc.(2)	5,963	1,795,936
		$ 44,769,196
Specialized REITs — 0.2%
Iron Mountain, Inc.(2)	10,704	$ 858,568
SBA Communications Corp.(2)	493	106,833
		$ 965,401
Specialty Retail — 1.5%
Home Depot, Inc.(2)	16,940	$ 6,498,184
		$ 6,498,184
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.(2)	159,461	$ 27,344,372
		$ 27,344,372
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(2)	27,115	$ 2,548,268
		$ 2,548,268
Tobacco — 0.6%
Philip Morris International, Inc.(2)	27,713	$ 2,539,065
		$ 2,539,065
Trading Companies & Distributors — 0.8%
Fastenal Co.(2)	11,878	$ 916,269
United Rentals, Inc.(2)	3,497	2,521,722
		$ 3,437,991
Total Common Stocks (identified cost $82,627,128)		$443,579,034

Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	297,071	$ 297,071
Total Short-Term Investments (identified cost $297,071)		$ 297,071
Total Investments — 101.1% (identified cost $82,924,199)		$443,876,105
Total Written Call Options — (1.1)% (premiums received $3,481,258)		$ (4,663,195)
Other Assets, Less Liabilities — (0.0)%(3)		$ (337,701)
Net Assets — 100.0%		$438,875,209
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (1.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	67	$35,204,145	$5,200	4/1/24	$ (357,780)
S&P 500 Index	67	35,204,145	5,175	4/3/24	(540,020)
S&P 500 Index	66	34,678,710	5,260	4/5/24	(172,260)
S&P 500 Index	67	35,204,145	5,170	4/8/24	(635,160)
S&P 500 Index	67	35,204,145	5,240	4/10/24	(326,290)
S&P 500 Index	67	35,204,145	5,185	4/12/24	(629,800)
S&P 500 Index	67	35,204,145	5,240	4/15/24	(386,590)
S&P 500 Index	66	34,678,710	5,250	4/17/24	(372,240)
S&P 500 Index	66	34,678,710	5,300	4/19/24	(240,240)
S&P 500 Index	66	34,678,710	5,260	4/22/24	(387,420)
S&P 500 Index	67	35,204,145	5,280	4/24/24	(351,750)
S&P 500 Index	67	35,204,145	5,320	4/26/24	(263,645)
Total					$(4,663,195)
Abbreviations:
REITs	– Real Estate Investment Trusts
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $297,071, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,458,953	$14,792,546	$(15,954,428)	$ —	$ —	$297,071	$15,423	297,071
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$443,579,034*	$ —	$ —	$443,579,034
Short-Term Investments	297,071	—	—	297,071
Total Investments	$443,876,105	$ —	$ —	$443,876,105
Liability Description
Written Call Options	$ (4,663,195)	$ —	$ —	$ (4,663,195)
Total	$ (4,663,195)	$ —	$ —	$ (4,663,195)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.